SUMMARY OF QUARTERLY EARNINGS (UNAUDITED) - 10K	12 Months Ended
Jan. 31, 2017
SUMMARY OF QUARTERLY EARNINGS (UNAUDITED)
SUMMARY OF QUARTERLY EARNINGS (UNAUDITED)

NOTE 6 - SUMMARY OF QUARTERLY EARNINGS (UNAUDITED)

The quarterly results of operations for the years ended January 31, 2017 and 2016 are presented below:

	2017
	First	Second	Third	Fourth
	Quarter	Quarter	Quarter	Quarter

Revenue	$1,679	$2,609,635	$3,442,645	$4,682,575
Expenses	431,931	189,389	234,494	267,608

Net income (loss)	$(430,252)	$2,420,246	$3,208,151	$4,414,967

Net income (loss) per unit	$(0.033)	$0.184	$0.245	$0.337

	2016
	First	Second	Third	Fourth
	Quarter	Quarter	Quarter	Quarter

Revenue	$1,318,009	$2,735,361	$2,621,565	$3,046,573
Expenses	377,744	251,717	219,498	313,708

Net income	$940,265	$2,483,644	$2,402,067	$2,732,865

Net income per unit	$0.072	$0.189	$0.183	$0.208